Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income	$ 11,956	$ 23,547	$ 10,557
Other Comprehensive Income, net of taxes
Foreign currency translation adjustments	(1,199)	60	69
Unrealized gain (loss) on cash flow hedges	(197)	25	(68)
Unrealized gain (loss) on marketable securities	(5)	16	29
Defined benefit pension and postretirement plans	154	22	936
Net other comprehensive income (loss)attributable to Verizon	(1,247)	123	966
Other comprehensive income (loss) attributable to noncontrolling interests	(23)	(15)	10
Total Comprehensive Income	10,686	23,655	11,533
Comprehensive income attributable to noncontrolling interests	2,308	12,035	9,692
Comprehensive income attributable to Verizon	8,378	11,620	1,841
Total Comprehensive Income	$ 10,686	$ 23,655	$ 11,533